COMBINED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Investments in equity affiliates	€ 39.8	€ 53.1	€ 48.9
Property, plant and equipment, net	95.5	108.4	111.7
Right-of-use asset	184.5	233.3	0.0
Goodwill	2,047.8	2,199.2	2,178.4
Intangible assets, net	105.8	114.1	119.1
Deferred income taxes	150.8	206.3	88.9
Derivative financial instruments	5.5	1.4	3.1
Other assets	60.2	47.0	39.7
Total non-current assets	2,689.9	2,962.8	2,589.8
Cash and cash equivalents	3,189.7	3,563.6	3,669.6
Trade receivables, net	1,059.1	928.5	1,094.9
Contract assets	271.8	389.3	272.0
Derivative financial instruments	26.6	15.0	7.7
Income taxes receivable	69.5	134.9	130.2
Advances paid to suppliers	87.5	127.8	125.7
Due from TechnipFMC	121.8	16.0	23.8
Other current assets	358.0	242.7	205.6
Total current assets	5,184.0	5,417.8	5,529.5
Total assets	7,873.9	8,380.6	8,119.3
Invested equity and liabilities
Invested equity and retrained earnings	1,993.9	1,857.0	1,719.1
Accumulated other comprehensive income (loss)	(184.1)	(62.6)	(3.3)
Equity attributable to owners of the Technip Energies Group	1,809.8	1,794.4	1,715.8
Non-controlling interests	16.0	(10.0)	2.9
Total invested equity	1,825.8	1,784.4	1,718.7
Lease liability - operating non-current	202.3	216.4	0.0
Deferred income taxes	24.0	15.2	46.5
Accrued pension and other post-retirement benefits, less current portion	124.2	134.5	114.8
Derivative financial instruments	3.6	13.7	14.1
Non-current provisions	26.1	27.2	32.5
Other liabilities	113.8	219.7	266.1
Total non-current liabilities	494.0	626.7	474.0
Short-term debt	402.4	583.4	630.0
Lease liability - operating current	42.0	68.3	0.0
Accounts payable, trade	1,259.4	1,199.3	1,132.3
Contract liabilities	3,025.4	3,209.0	2,945.0
Accrued payroll	189.1	203.3	202.0
Derivative financial instruments	7.9	42.2	23.5
Income taxes payable	35.8	129.6	49.1
Current provisions	120.6	113.0	398.2
Due to TechnipFMC	77.2	24.9	116.2
Other current liabilities	394.3	396.5	430.3
Total current liabilities	5,554.1	5,969.5	5,926.6
Total liabilities	6,048.1	6,596.2	6,400.6
Total equity and liabilities	€ 7,873.9	€ 8,380.6	€ 8,119.3